Financial instruments - Fair value and risk management - Cash flow hedges reclassified from OCI to income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	€ 71.2	€ 1,821.6	€ 184.0
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	71.2	1,821.6	184.0
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	(4.2)	261.2	7.4
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	(4.2)	261.2	3.2
Foreign currency risk | Cash Flow Hedges | GBP currency swap
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges			4.2
Interest rate risk | Finance expense
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	3.6	2.9	0.1
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	3.6	2.9	0.1
Commodity price risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	71.8	1,557.5	176.5
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	€ 71.8	€ 1,557.5	€ 176.5